CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cash flows from operating activities:
Net income (loss)	$ 55,034,000	$ (15,921,000)	$ (23,518,000)	$ 183,020,000	$ 37,412,000
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization, net	49,184,000	39,886,000	79,546,000	106,262,000	139,330,000
Amortization of deferred financing costs	3,782,000	2,034,000	4,245,000	5,167,000	5,351,000
Amortization of fair value adjustment of mortgage notes payable assumed	(149,000)	(45,000)	(92,000)	(90,000)	(88,000)
Amortization and accretion on deferred loan fees	(817,000)	(1,425,000)	(1,909,000)	(2,441,000)	(268,000)
Amortization of premiums and discounts on credit investments	(3,767,000)	(194,000)	(668,000)	0	0
Capitalized interest income on real estate-related securities	(435,000)	(539,000)	(539,000)	(8,546,000)	0
Equity-based compensation	89,000	80,000	160,000	138,000	33,000
Straight-line rental income	(2,756,000)	(2,083,000)	(6,738,000)	(6,564,000)	(8,077,000)
Write-offs for uncollectible lease-related receivables	591,000	5,870,000	5,664,000	952,000	522,000
Gain on disposition of real estate assets and condominium developments, net	(46,469,000)	(16,901,000)	(27,518,000)	(180,666,000)	(6,299,000)
Loss on sale of credit investments, net			227,000	0	0
Gain on sale of credit investments, net	(813,000)	(223,000)
Amortization of fair value adjustment and gain on interest rate swaps	(2,757,000)	(10,000)	(13,000)	(18,000)	0
Impairment of real estate assets	4,377,000	15,507,000	16,737,000	72,939,000	32,975,000
Provision for credit losses	691,000	25,682,000	68,356,000	0	0
Write-off of deferred financing costs	45,000	544,000	633,000	2,271,000	46,000
Changes in assets and liabilities:
Rents and tenant receivables, net	15,315,000	(12,958,000)	(12,536,000)	16,034,000	(2,432,000)
Prepaid expenses and other assets	(6,083,000)	2,045,000	1,276,000	(6,456,000)	(833,000)
Accrued expenses and accounts payable	707,000	1,427,000	4,212,000	(1,742,000)	14,000
Deferred rental income and other liabilities	(1,656,000)	(4,885,000)	(508,000)	(987,000)	4,921,000
Due from affiliates			0	0	56,000
Due to affiliates	1,234,000	(662,000)	(656,000)	9,302,000	3,172,000
Net cash provided by operating activities	65,347,000	37,229,000	106,361,000	188,575,000	205,835,000
Cash flows from investing activities:
Cash acquired in connection with the Mergers			13,810,000	0	0
Investment in real estate-related securities	(28,509,000)	(16,450,000)	(76,644,000)	0	0
Investment in broadly syndicated loans	(142,324,000)	(404,896,000)	(582,654,000)	(2,750,000)	0
Investment in real estate assets and capital expenditures	(14,543,000)	(7,171,000)	(48,995,000)	(23,887,000)	(19,202,000)
Origination and acquisition of loans held-for-investment, net	(533,222,000)	(1,165,000)	(238,563,000)	(217,014,000)	(89,295,000)
Origination and exit fees received on loans held-for-investment	4,694,000	571,000	3,200,000	1,697,000	185,000
Principal payments received on loans held-for-investment	97,459,000	63,592,000	119,443,000	17,186,000	0
Principal payments received on real estate-related securities	20,000	355,000	2,571,000	0	0
Net proceeds from sale of real estate-related securities	27,624,000	0	37,593,000	0	0
Net proceeds from disposition of real estate assets and condominium developments	304,370,000	157,198,000	263,797,000	1,399,953,000	64,180,000
Net proceeds from sale of broadly syndicated loans	36,518,000	19,842,000	39,902,000	0	0
Payment of property escrow deposits	0	(250,000)	(875,000)	(350,000)	(1,100,000)
Refund of property escrow deposits	0	250,000	875,000	350,000	1,100,000
Proceeds from the settlement of insurance claims	58,000	0	400,000	110,000	240,000
Net cash used in investing activities	(247,855,000)	(188,124,000)	(466,140,000)	1,175,295,000	(43,892,000)
Cash flows from financing activities:
Redemptions of common stock	0	(38,705,000)	(48,066,000)	(84,088,000)	(93,830,000)
Distributions to stockholders	(59,166,000)	(44,150,000)	(90,655,000)	(112,083,000)	(102,822,000)
Proceeds from credit facilities and repurchase facilities	590,182,000	320,992,000	576,880,000	424,500,000	268,000,000
Repayments of credit facilities and notes payable	(298,021,000)	(218,814,000)	(417,902,000)	(1,137,022,000)	(227,181,000)
Payment of loan deposits	(650,000)	0	(65,000)	0	0
Refund of loan deposits	65,000	0
Deferred financing costs paid	(4,093,000)	(844,000)	(5,360,000)	(1,211,000)	0
Distributions to noncontrolling interest			0	(285,000)	(279,000)
Net cash provided by financing activities	228,317,000	18,479,000	14,832,000	(910,189,000)	(156,112,000)
Net increase (decrease) in cash and cash equivalents and restricted cash	45,809,000	(132,416,000)	(344,947,000)	453,681,000	5,831,000
Cash and cash equivalents and restricted cash, beginning of period	128,408,000	473,355,000	473,355,000	19,674,000	13,843,000
Cash and cash equivalents and restricted cash, end of period	174,217,000	340,939,000	128,408,000	473,355,000	19,674,000
Reconciliation of cash and cash equivalents and restricted cash to the condensed consolidated balance sheets:
Cash and cash equivalents	141,299,000	336,142,000	121,385,000	466,024,000	10,533,000
Restricted cash	32,918,000	4,797,000	7,023,000	7,331,000	9,141,000
Total cash and cash equivalents and restricted cash	$ 174,217,000	$ 340,939,000	$ 128,408,000	$ 473,355,000	$ 19,674,000